Note Payable (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Unsecured note payable bearing interest at 7.00%. The note is payable in monthly interest only payments from May 1, 2012 through May 1, 2013, followed by principal and interest payments through May 1, 2015. Paid in full during 2014.			$ 2,301
Unsecured note payable bearing interest at 6.00%. The note is payable in monthly principal plus interest payments of $1,079 beginning March 1, 2014. During 2014, this note payable was increased to $50,000 and the unpaid principal balance of $46,853 was converted to equity.			30,000
Note payable bearing interest at 7.99%. The note is payable in monthly principal plus interest payments of $472 through December, 2020. The note is secured by a vehicle.	26,030	26,831
Total notes payable	26,030	26,831	32,301
Less current portion	(3,715)	(3,560)	(2,301)
Long-term portion of notes payable	$ 22,315	$ 23,271	$ 30,000